Risk management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk Management
Total exposure	R$ 2,785,853	R$ 2,809,441
Percentage of decrease in currency due to debt	1.10%
Liabilities related to exchange rate variation of borrowings and financing contracts	R$ 309,854	488,614
Income before taxes	278,586	280,944
Effects on profit for the year before taxes	178,044	168,148
Financial instrument assets receivables from related parties	1,196,545	1,156,743
Reimbursement of additional retirement and pension plan	R$ 1,076,174	R$ 1,060,040